-----------------------
                              TRAINER WORTHAM FUNDS
                             -----------------------

                               SEMI-ANNUAL REPORT
                                December 31, 2002


                                FIRST MUTUAL FUND

                             TOTAL RETURN BOND FUND

                                  FROLEY, REVY
                           CONVERTIBLE SECURITIES FUND

TRAINER WORTHAM FUNDS
Shareholder Letter
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The enthusiasm in the markets for the first two weeks of January was a welcome change from the negative investor sentiment most prevalent over the past three years. The event risk of Iraq versus the United States, however, has come back into focus for investors and temporarily reversed the up trend. By the time you read this letter we may be closer to a resolution to this situation. Whatever the outcome we will continue to live in a different world than the one we've lived in the past 20 years. While the threat of terrorism and conflict in the Middle East may not go away, our economy continues to be resilient and the financial markets are sound.

It is not unreasonable to expect better returns in the future if asset allocation has been properly set to meet individual investment goals. The Trainer Wortham Family of Funds offers the diversification of investing in core growth equities with the First Mutual Fund, yield income with the Total Return Bond Fund and convertible securities with the Froley, Revy Convertible Securities Fund.

We at Trainer Wortham and Froley, Revy thank you for your continued support and we look forward to more favorable times ahead.

Respectfully,

/S/ David P. Como

David P. Como
Chairman, Trainer Wortham Funds
January 29, 2003


TABLE OF CONTENTS
--------------------------------------------------------------------------------
FUND COMMENTARY
   First Mutual Fund ................................  2
FUND COMMENTARY
   Total Return Bond Fund ...........................  3
FUND COMMENTARY
   Froley, Revy Convertible Securities Fund .........  4
Schedules of Investments:
   First Mutual Fund ................................  5
   Total Return Bond Fund ...........................  6
   Froley, Revy Convertible Securities Fund .........  8
Statements of Assets and Liabilities ................ 12
Statements of Operations ............................ 13
Statements of Changes in Net Assets ................. 14
Financial Highlights:
   First Mutual Fund ................................ 16
   Total Return Bond Fund ........................... 17
   Froley, Revy Convertible Securities Fund ......... 18
Notes to Financial Statements ....................... 19

TRAINER WORTHAM FIRST MUTUAL FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

The S&P 500 closed down 22.1% in 2002, the worst year since 1974 and the third worst of the past 102 years. Terrorist fears, corporate scandals, rogue states and a weak economy combined to destroy more than $2.4 trillion of wealth in twelve months. Wall Street firms have been subjected to SEC investigations, government probes and forced into business reforms. Things look to get worse with a military buildup in Iraq, North Korea saber rattling and the worst Christmas for retail stores in 30 years. No doubt every investor is tempted to sell every share of stock and put the money in real estate, savings bonds or under their mattress.

The market brings to mind an old axiom on Wall Street "buy low, sell high." It sounds so simple and straightforward, but it is the most difficult thing to do. To buy low one must be willing to buy when most are selling. Selling high is equally difficult as no one wants to get out of the market when we are on the verge of world peace, in the midst of a technological revolution and there are budget surpluses as far as the eye can see.

We are not traders as evidence shows a flexible buy and hold strategy works best, but there is a valuable lesson to be learned from "buy low, sell high." The more the stock market goes down the greater the potential is for it to rise. This theory is based on two main facts: the stock market has grown on average 11% since the birth of modern economics in 1920, and every bear market has been followed by a stronger bull market.

To evaluate companies' successes through this tough time we use the same models and methods which have worked since Trainer Wortham & Co., Inc. was founded in 1924. We continue to buy good companies which create value. Heralded disasters and bankruptcies abound in this bear market. Provided you are able to sort out the survivors from the WorldComs and Enrons, you will be rewarded as there is little evidence that this stock market is headed for collapse.

Some signs of a turnaround can already be seen. Inflation and interest rates are at historically low levels. Capital expenditures, the first thing to dry up in 2000, are starting to grow. Washington is on the verge of passing one of the strongest fiscal stimulus bills ever. Together, fiscal and monetary policy will change how major corporations structure their balance sheets and improve their ability to reward their shareholders. The greed that arose from avoiding taxation and capital gains, will now give way to a 50's-and 60's-like period when dividends mattered and investors looked for total return. As shareholders of the Fund you should know that the companies that we invest in will be beneficiaries of the trends that will shape the economy and financial markets in the future. Thank you for your patience during this difficult time. This New Year 2003 should lay the foundation for the next bull market.

Sincerely,

/S/ David P. Como

David P. Como
Managing Director
Trainer Wortham & Co., Inc.

THE S&P 500 IS AN UNMANAGED INDEX AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & Co., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM FIRST MUTUAL FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

2002 was a good year for bonds, but a difficult year for most bond managers as both corporates and mortgage backed bonds underperformed Treasuries. Once again, the place to be was in long Treasuries. Rates continued to fall all year as the economy failed to respond to the Federal Reserve's twelve rate cuts. For the third straight year, bonds have outperformed stocks, but with long term bond yields at 4.75%, rates have moved beyond most people's expectations. There are, however, a number of political and economic events that are currently developing whose outcome could drive rates even lower. The fact that tensions are building up in both the Middle East, as well as North Korea, unfortunately makes this the most likely scenario. In the past, military conflicts have produced short term "flight to quality" in the Treasury market, followed by gradual increase in rates when the war is over and the economy either starts to improve or the uncertainty eases. This is particularly the case with short conflicts, as a war with Iraq would most likely be. The situation in Korea is less certain and potentially more significant for interest rates as it would probably take a longer time to resolve.

Even in the absence of a war, however, rates could continue to decline if the economy is not responding to the Federal Reserve's massive interest rate cuts. In fact it appears that things are getting worse as both retail sales and profits during the holiday season were weaker than expected. Numerous corporate scandals have further eroded investors' confidence, and layoffs in both corporate America and especially on Wall Street have dampened the outlook for economic growth and decreased the demand for credit, driving rates lower.

On the flip side, the decline in interest rates has produced a massive refinancing boom for both the consumer and the corporate economy. For the average homeowner, the ability to refinance into record low mortgage rates has been like an immediate tax cut, instantly increasing monthly cash flow.
Moreover, many of these new loans have been "cash out refinancings" where homeowners have been able to take out a lump sum at closing, capitalizing on the general trend of real estate appreciation. There is no doubt that this has been a large factor in keeping the economy afloat as GDP has declined slightly from its 2% to 3% annual path.

Furthermore, corporations have taken advantage of this general decline in rates by refinancing their balance sheets as well. This, combined with the massive corporate restructurings and painful downsizings, has made corporate America "lean and mean". When the economy responds to all the stimuli applied in the last two years, there is a good chance the result could be explosive growth. Obviously, in this scenario, interest rates would increase significantly over time.

Thus, in conclusion, it looks like there is a good chance that rates will decline even further due to the uncertainty surrounding the very complicated geo-political situation. The magnitude and duration of this decline in rates will most likely be determined by the length of any military conflict. When this uncertainty is lifted, however, either as a result of successful negotiations or the end of a war, we believe there is a good chance that economic growth could be much faster than most expect.

Sincerely,

/S/ John D. Knox
John D. Knox
Managing Director
Trainer Wortham & Company, Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. TRAINER WORTHAM & CO., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
FUND COMMENTARY
--------------------------------------------------------------------------------

Dear Current and Future Shareholders,

For the third straight year, convertibles outperformed the major equity indexes. Convertibles did their job providing downside protection as conversion premiums expanded and bond floors kicked in. Speculative grade convertibles fared slightly better than investment grade convertibles. The government bond market was the place to be in 2002. As we saw interest rates decline to unprecedented lows, investors demanded the safety of Treasury securities. In the fourth quarter, we saw strong performance in both equities and convertibles. Speculative grade convertibles did especially well as credit spreads tightened.

The year was filled with mixed economic signals, accounting scandals, corporate improprieties, bankruptcies, and uncertainties associated with war and terrorism. The consumer, who has been the driver of the economy, has been showing signs of weakening as the refinancing boom slows. Corporate pensions have become more of concern as pension funds have shrunk due to three straight years of equity declines.

The media sector was especially hit hard. Disclosure issues, management improprieties, weak balance sheets, and poor accounting weighed heavily on Adelphia and the cable sector. However, our investments in the media sector held up quite well. Our investment process of carefully analyzing convertible securities allowed us to have solid investment performance in a difficult market environment. In particular, many of our media convertibles had near term puts and short dated maturities giving holders extremely good downside protection. Along with our convertible analysis, our focus on fundamentals steered us to invest in solid companies with strong balance sheets, simple financial models, and reputable management teams.

Health care convertibles declined slightly as we saw a sell-off in biotech and large cap pharmaceuticals. One of the few bright spots was the health care service sector. We saw solid performance from hospital and insurance convertibles as investors sought out safety in an industry with attractive demographics, strong balance sheets, and favorable pricing.

Utilities were the worst performers for the second straight year in a row. Power trading scandals and the California power crisis put a damper on an already out-of-favor sector. Especially hard hit, were the independent power producers and trading companies. Our strategy of staying invested in regulated utility companies benefited the portfolio.

Signs of an economic recovery are tentative. Leverage with businesses and consumers remain high. Fiscal policy appears to be accommodative however, at the cost of increasing the federal deficit. Monetary policy may have limited efficacy. Business investments will likely remain on the sidelines until tensions with Iraq and North Korea ease.

The convertible market should offer investors attractive returns in an environment of low equity returns and potentially higher interest rates. Similar to 2002, the yield component of the convertible security will play an important role in overall total return. Convertibles should also benefit from the tightening of yield spreads and higher equity prices.

Sincerely,

/S/ Andrea Revy O'Connell

Andrea Revy O'Connell
President/Chief Investment Officer
Froley, Revy Investment Co., Inc.

/S/ George A. Froley, III

George A. Froley, III
Chairman
Froley, Revy Investment Co., Inc.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT A BANK. FROLEY, REVY INVESTMENT CO., INC. IS THE INVESTMENT ADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND, FOR WHICH IT RECEIVES A FEE. TRAINER WORTHAM & CO., INC. IS THE SUBADVISOR TO THE FROLEY, REVY CONVERTIBLE SECURITIES FUND.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY ANY BANK, INCLUDING FIRST REPUBLIC BANK, PARENT COMPANY OF TRAINER WORTHAM AND FROLEY, REVY, OR ANY OF ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                      MARKET
   SHARES                                                              VALUE
   ------                                                             ------
              COMMON STOCK - 97.93%
              CONSUMER DISCRETIONARY - 20.30%
    47,500    Best Buy Co., Inc.* ................................ $  1,147,125
    20,000    McGraw-Hill Companies, Inc. ........................    1,208,800
    50,000    Tiffany & Co. ......................................    1,195,500
    48,000    Williams-Sonoma, Inc.* .............................    1,303,200
                                                                   ------------
                                                                      4,854,625
                                                                   ------------
              ENERGY - 4.09%
    28,000    Exxon Mobil Corp. ..................................      978,320
                                                                   ------------
              FINANCIAL - 5.02%
    55,000    Allied Capital Corp. ...............................    1,200,650
                                                                   ------------
              HEALTHCARE - 19.98%
    28,900    Amgen, Inc.* .......................................    1,397,026
    17,500    Johnson & Johnson ..................................      939,925
    25,000    Medtronic, Inc. ....................................    1,140,000
    23,000    Merck & Co., Inc. ..................................    1,302,030
                                                                   ------------
                                                                      4,778,981
                                                                   ------------
              INDUSTRIALS - 20.14%
    33,000    Boeing Company .....................................    1,088,670
    50,000    General Electric Company ...........................    1,217,500
    50,250    Rockwell Collins, Inc. .............................    1,168,815
    21,250    United Parcel Service, Inc. ........................    1,340,450
                                                                   ------------
                                                                      4,815,435
                                                                   ------------
              INFORMATION TECHNOLOGY - 19.37%
    80,000    Applied Materials, Inc.* ...........................    1,042,400
    15,100    Electronic Arts, Inc.* .............................      751,527
    12,000    Lexmark International, Inc.* .......................      726,000
    23,500    Microsoft Corp.* ...................................    1,214,950
    32,000    Novellus Systems, Inc.* ............................      898,560
                                                                   ------------
                                                                      4,633,437
                                                                   ------------
              MEDIA / BROADCASTING - 9.03%
    27,850    Clear Channel Communications, Inc.* ................    1,038,527
    27,500    Viacom, Inc., Class B* .............................    1,120,900
                                                                   ------------
                                                                      2,159,427
                                                                   ------------
                  TOTAL COMMON STOCK (COST $24,846,637) ..........   23,420,875
                                                                   ------------
              SHORT TERM INVESTMENTS - 2.52%
   603,487    PNC Bank Money Market Fiduciary, 0.70% .............      603,487
                                                                   ------------
                  TOTAL SHORT TERM INVESTMENTS (COST $603,487) ...      603,487
                                                                   ------------
                  TOTAL INVESTMENTS
                     (COST $25,450,124**) - 100.45% ..............   24,024,362

                  LIABILITIES LESS OTHER ASSETS - (0.45%) ........     (107,394)
                                                                   ------------
                  NET ASSETS - 100.00% ........................... $ 23,916,968
                                                                   ============
-------------------
     *  Non-income producing security.
    **  Cost for Federal income tax purposes is $25,450,124 and net unrealized depreciation consists of:
                  Gross unrealized appreciation .................. $  1,497,309
                  Gross unrealized depreciation ..................   (2,923,071)
                                                                   ------------
                      Net unrealized depreciation ................ $ (1,425,762)
                                                                   ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        MARKET
   AMOUNT                                                                           VALUE
  ---------                                                                        ------
              FIXED INCOME SECURITIES - 96.86%
              U.S. GOVERNMENT TREASURY OBLIGATIONS - 14.48%
              U.S. TREASURY NOTES - 14.48%
 $1,000,000     5.500%, 02/15/08 .............................................. $  1,128,594
  1,000,000     7.250%, 08/15/22 ..............................................    1,301,758
    500,000     6.125%, 08/15/29 ..............................................      587,148
                                                                                ------------
                  TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
                     (COST $2,666,900) ........................................    3,017,500
                                                                                ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.65%
              FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS - 29.60%
    750,000     4.700%, 11/01/05 ..............................................      757,168
  1,000,000     5.250%, 04/18/06 ..............................................    1,009,917
      8,613     6.500%, 11/15/08, Series #1647 B ..............................        8,620
    121,135     6.500%, 10/01/11, Gold Pool #E65534 ...........................      128,595
      5,958     7.500%, 07/01/17, Pool #141248 ................................        6,379
     90,470    10.500%, 12/01/20, Gold Pool #A01632 ...........................      104,484
  1,000,000     6.000%, 02/15/22, Series #2330 PW .............................    1,017,624
  1,000,000     5.750%, 04/15/22, Series 2399 TP ..............................    1,032,894
  1,250,000     5.750%, 03/15/24, Series #2046 ................................    1,268,802
    111,282     7.000%, 07/01/26, Gold Pool #D72664 ...........................      117,499
     43,525     7.000%, 10/01/26, Gold Pool #C80442 ...........................       45,957
    645,986     6.000%, 07/01/28, Gold Pool #G00943 ...........................      671,001
                                                                                ------------
                                                                                   6,168,940
                                                                                ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.70%
  1,000,000     6.300%, 03/21/11 ..............................................    1,009,714
    214,131     6.000%, 05/01/13, Pool #421151 ................................      225,680
     31,065    11.000%, 11/01/13, Pool #523853 ................................       35,317
    265,411     5.500%, 01/01/14, Pool #479939 ................................      277,923
    253,126     6.000%, 04/01/14, Pool #483994 ................................      265,902
    225,706     6.500%, 02/01/16, Pool #572134 ................................      238,700
        890     7.500%, 04/01/17, Pool #041474 ................................          954
    178,978     9.500%, 12/15/20, Pool #100285 ................................      204,633
    193,030     6.500%, 03/01/28, Pool #251568 ................................      201,367
    416,925     6.500%, 04/01/29, Pool #252342 ................................      434,534
    300,409     7.000%, 03/01/30, Pool #533853 ................................      316,164
     57,350     7.500%, 06/01/30, Pool #538687 ................................       60,927
                                                                                ------------
                                                                                   3,271,815
                                                                                ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.35%
    123,966     8.000%, 08/15/22, Pool #331266 ................................      135,217
    211,669     6.500%, 10/15/27, Pool #407955 ................................      222,792
    295,166     6.500%, 08/15/28, Pool #458485 ................................      310,367
    706,957     6.500%, 10/15/28, Pool #457825 ................................      743,365
    308,406     7.000%, 08/15/29, Pool #506810 ................................      327,311
                                                                                ------------
                                                                                   1,739,052
                                                                                ------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      (COST $10,823,314) ......................................   11,179,807
                                                                                ------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        MARKET
   AMOUNT                                                                           VALUE
  ---------                                                                        ------
              CORPORATE BONDS - 28.73%
 $ 250,000    Hydro-Quebec, 6.720%, 03/16/05 .................................. $    274,247
   400,000    Commercial Credit Company, 7.375%, 04/15/05 .....................      439,483
   250,000    DaimlerChrysler NA Holdings, 7.750%, 06/15/05 ...................      274,410
   250,000    Ford Motor Credit Co., 6.875%, 02/01/06 .........................      250,609
   400,000    WorldCom, Inc.,* 8.000%, 05/15/06 ...............................       96,000
   500,000    Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06 ...........      562,265
   100,000    Union Pacific Resources Corp., 7.000%, 10/15/06 .................      112,101
   500,000    Time Warner, Inc., 8.180%, 08/15/07 .............................      549,505
   250,000    General Motors Acceptance Corp., 5.850%, 01/14/09 ...............      240,497
   650,000    Sears Roebuck Acceptance Corp., 6.250%, 05/01/09 ................      623,823
   500,000    Sprint Capital Corp., 6.375%, 05/01/09 ..........................      455,691
   400,000    Goldman Sachs Group, Inc., 7.350%, 10/01/09 .....................      459,119
   250,000    Pacific Bell, 6.625%, 11/01/09 ..................................      288,881
   250,000    Goldman Sachs Group, Inc., 6.875%, 01/15/11 .....................      279,496
   431,250    Comp De Desarollo Aeropu (Note 5), 10.190%, 05/31/11 ............      354,703
   500,000    Alcoa, Inc, 6.500%, 06/01/11 ....................................      566,123
   200,000    Empresa Nacional Electric, 7.875%, 02/01/27 .....................      159,433
                                                                                ------------
                  TOTAL CORPORATE BONDS (COST $6,166,523) .....................    5,986,386
                                                                                ------------
                  TOTAL FIXED INCOME SECURITIES (COST $19,656,737) ............   20,183,693
                                                                                ------------
  SHARES
  ------
              SHORT TERM INVESTMENTS - 2.21%
   461,328    PNC Bank Money Market Fiduciary, 0.70% ..........................      461,328
                                                                                ------------
                  TOTAL SHORT TERM INVESTMENTS (COST $461,328) ................      461,328
                                                                                ------------
                  TOTAL INVESTMENTS (COST $20,118,065**) - 99.07% .............   20,645,021

                  OTHER ASSETS LESS OTHER LIABILITIES - 0.93% .................      193,073
                                                                                ------------
                  NET ASSETS - 100.00% ........................................ $ 20,838,094
                                                                                ============
--------------
     * Non-income producing security - issuer filed for protection under the
       Federal Bankruptcy Code.
    ** Cost for Federal income tax purpose is $20,118,065 and  net unrealized appreciation consists of:
                  Gross unrealized appreciation ............................... $  1,018,213
                  Gross unrealized depreciation ...............................     (491,257)
                                                                                ------------
                      Net unrealized appreciation ............................. $    526,956
                                                                                ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MARKET
   AMOUNT                                                                         VALUE
 ----------                                                                      -------
              CONVERTIBLE BONDS - 76.06%
              CONSUMER DISCRETIONARY - 19.67%
$   160,000   Amazon.com, Inc., 4.750%, 02/01/09 ............................ $    117,400
    175,000   Barnes and Noble, Inc., 5.250%, 03/15/09 ......................      162,969
     45,000   Best Buy Co., Inc., 2.250%, 01/15/22 ..........................       37,913
    200,000   Best Buy Co., Inc. 144A, 2.250%, 01/15/22 .....................      168,500
    100,000   Brinker International, Inc., 0.000%, 10/10/21 .................       68,875
    155,000   Brinker International, Inc. 144A, 0.000%, 10/10/21 ............      106,756
    365,000   CBRL Group, Inc., 0.000%, 04/03/32 ............................      167,444
    185,000   Carnival Corp., 2.000%, 04/15/21 ..............................      193,788
    175,000   Cendant Corp. 144A, 3.875%, 11/27/11 ..........................      172,812
    110,000   Gap, Inc. 144A, 5.750%, 03/15/09 ..............................      137,225
    365,000   Hilton Hotels Corp., 5.000%, 05/15/06 .........................      349,487
    310,000   Jones Apparel Group, Inc., 0.000%, 02/01/21 ...................      170,113
    550,000   Lennar Corp., 0.000%, 04/04/21 ................................      248,875
    250,000   Lowe's Companies, Inc., 0.861%, 10/19/21 ......................      236,250
    175,000   Penney (JC) Company, Inc., 5.000%, 10/15/08 ...................      186,594
    105,000   Reebok International Ltd., 4.250%, 03/01/21 ...................      114,713
    125,000   Sonic Automotive, Inc., 5.250%, 05/07/09 ......................       93,125
    200,000   The TJX Companies, Inc., 0.000%, 02/13/21 .....................      163,250
     85,000   Venator Group, 5.500%, 06/01/08 ...............................       85,956
                                                                              ------------
                                                                                 2,982,045
                                                                              ------------
              CONSUMER STAPLES - 3.90%
    400,000   General Mills, Inc. 144A, 0.000%, 10/28/22 ....................      287,500
     60,000   Performance Food Group Company, 5.500%, 10/16/08 ..............       76,500
    800,000   Supervalu, Inc. 144A, 0.000%, 11/02/31 ........................      227,000
                                                                              ------------
                                                                                   591,000
                                                                              ------------
              ENERGY - 0.90%
    150,000   Diamond Offshore Drilling, Inc., 1.500%, 04/15/31 .............      137,250
                                                                              ------------
              FINANCIAL - 5.76%
    125,000   Countrywide Financial Corporation, 0.000%, 02/08/31 ...........      100,937
    200,000   Credit Suisse, 2.000%, 02/19/08 ...............................      187,250
    225,000   PMI Group, Inc., 2.500%, 07/15/21 .............................      240,469
    225,000   Radian Group, Inc. 144A, 2.250%, 01/01/22 .....................      229,500
    130,000   Swiss Re America Holding, 3.250%, 11/21/21 ....................      115,497
                                                                              ------------
                                                                                   873,653
                                                                              ------------
              HEALTHCARE - 20.08%
    125,000   Alkermes, Inc., 6.520%, 12/31/09 ..............................      132,500
    450,000   Alza Corp., 0.000%, 07/28/20 ..................................      349,875
     35,000   AmeriSource Health Corp. 144A, 5.000%, 12/01/07 ...............       44,625
    375,000   Amgen, Inc., 0.000%, 03/01/32 .................................      276,094
    175,000   Apogent Technologies, Inc. 144A, 2.250%, 10/15/21 .............      180,031
    135,000   Aviron, 5.250%, 02/01/08 ......................................      133,988
    240,000   Cephalon, Inc., 2.500%, 12/15/06 ..............................      221,700
    245,000   Chiron Corporation, 0.000%, 06/12/31 ..........................      139,956
     65,000   Community Health Systems, Inc., 4.250%, 10/15/08 ..............       64,106
    200,000   Genzyme Corporation, 3.000%, 05/15/21 .........................      184,500

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MARKET
   AMOUNT                                                                         VALUE
 ----------                                                                      -------
              HEALTHCARE (CONTINUED)
$    65,000   Gilead Sciences, Inc. 144A, 2.000%, 12/15/07 .................. $     66,788
    175,000   Health Management Associates, Inc. 144A, 0.250%, 08/16/20 .....      115,719
     30,000   ICN Pharmaceuticals, Inc., 6.500%, 07/15/08 ...................       24,225
    255,000   Invitrogen Corporation, 2.250%, 12/15/06 ......................      215,156
     80,000   King Pharmaceutical, Inc., 2.750%, 11/15/21 ...................       72,000
    160,000   King Pharmaceutical, Inc. 144A, 2.750%, 11/15/21 ..............      144,000
    200,000   Medtronic, Inc. 144A, 1.250%, 09/15/21 ........................      209,500
    160,000   Quest Diagnostic, Inc., 1.750%, 11/30/21 ......................      167,200
     30,000   Teva Pharmaceutical Finance LLC, 1.500%, 10/15/05 .............       32,100
    175,000   Teva Pharmaceutical Finance NV 144A, 0.750%, 08/15/21 .........      186,156
     80,000   Teva Pharmaceutical Industries Ltd. 144A, 0.375%, 11/15/22 ....       84,100
                                                                              ------------
                                                                                 3,044,319
                                                                              ------------
              INDUSTRIALS - 2.38%
    200,000   Briggs & Stratton Corp. 144A, 5.000%, 05/15/06 ................      220,250
     65,000   Waste Connections, Inc., 5.500%, 04/15/06 .....................       81,737
     55,000   Waste Connections, Inc. 144A, 2.323%, 05/01/22 ................       58,234
                                                                              ------------
                                                                                   360,221
                                                                              ------------
              INSURANCE - 0.46%
     75,000   Ohio Casualty Corporation, 5.000%, 03/19/22 ...................       69,281
                                                                              ------------
              MATERIALS - 2.07%
    110,000   Freeport-McMoRan Copper & Gold, Inc., 8.250%, 01/31/06 ........      156,062
    300,000   International Paper Company, 0.000%, 06/20/21 .................      157,875
                                                                              ------------
                                                                                   313,937
                                                                              ------------
              MEDIA / BROADCASTING - 2.02%
    150,000   Liberty Media Corp., 3.250%, 03/15/31 .........................      140,625
    165,000   Omnicom Group, Inc., 0.000%, 02/07/31 .........................      165,825
                                                                              ------------
                                                                                   306,450
                                                                              ------------
              SEMICONDUCTORS - 1.03%
    150,000   LTX Corporation, 4.250%, 08/15/06 .............................       95,250
     50,000   Skyworks Solutions, Inc. 144A, 4.750%, 11/15/07 ...............       61,063
                                                                              ------------
                                                                                   156,313
                                                                              ------------
              TECHNOLOGY & COMPUTER - 14.05%
    115,000   Acxiom Corp., 3.750%, 02/15/09 ................................      131,244
     25,000   Advanced Micro Devices, Inc., 4.500%, 12/01/07 ................       28,156
     95,000   BEA Systems, Inc., 4.000%, 12/15/06 ...........................       85,975
    100,000   Brocade Communications Systems, Inc., 2.000%, 01/01/07 ........       70,125
    100,000   Brocade Communications Systems, Inc. 144A, 2.000%, 01/01/07 ...       70,125
    160,000   Burr-Brown Corp., 4.250%, 02/15/07 ............................      160,600
    190,000   Checkpoint Systems, Inc., 5.250%, 11/01/05 ....................      169,812
    210,000   FEI Company, 5.500%, 08/15/08 .................................      170,625
     75,000   First Data Corp., 2.000%, 03/01/08 ............................       84,375
    195,000   General Semiconductor, Inc., 5.750%, 12/15/06 .................      181,594
    295,000   International Rectifier Corp., 4.250%, 07/15/07 ...............      251,856
    200,000   LSI Logic Corporation Csd, 4.250%, 03/15/04 ...................      190,750
     95,000   Network Associates, Inc., 5.250%, 08/15/06 ....................      116,494

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      MARKET
   AMOUNT                                                                         VALUE
 ----------                                                                      -------
              TECHNOLOGY & COMPUTER - (CONTINUED)
$   225,000   Rational Software Corp., 5.000%, 02/01/07 ..................... $    228,656
    225,000   VERITAS Software Corp., 1.856%, 08/13/06 ......................      190,688
                                                                              ------------
                                                                                 2,131,075
                                                                              ------------
              TELECOMMUNICATIONS - 2.11%
    155,000   Nextel Communications, Inc., Class A, 6.000%, 06/01/11 ........      132,912
     50,000   Verizon Global Funding Corp., 0.000%, 05/15/21 ................       28,875
    275,000   Verizon Global Funding Corp. 144A, 0.000%, 05/15/21 ...........      158,813
                                                                              ------------
                                                                                   320,600
                                                                              ------------
              TRANSPORTATION - 1.63%
    100,000   Airborne, Inc. 144A, 5.750%, 04/01/07 .........................      103,875
    135,000   United Parcel Service, Inc., 1.750%, 09/27/07 .................      143,100
                                                                              ------------
                                                                                   246,975
                                                                              ------------
                  TOTAL CONVERTIBLE BONDS (COST $11,420,407) ................   11,533,119
                                                                              ------------
   SHARES
  --------
              CONVERTIBLE PREFERRED STOCKS - 14.64%
              CONSUMER DISCRETIONARY - 1.78%
     11,700   General Motors Corporation, 5.250% ............................      270,270
                                                                              ------------
              ENERGY - 1.50%
      4,450   Unocal Capital Trust, 6.250% ..................................      227,506
                                                                              ------------
              FINANCIAL - 4.04%
      2,250   Commerce Bancorp, Inc. 144A, 5.950% ...........................      124,875
      6,825   Gabelli Asset Management, Inc., 6.950% ........................      139,913
      6,500   Travelers Property Casualty Corp., 4.500% .....................      145,275
      3,950   Washington Mutual Capital Trust I, 5.375% .....................      202,931
                                                                              ------------
                                                                                   612,994
                                                                              ------------
              HEALTHCARE SERVICES - 0.40%
      1,275   Mckesson Financing Trust, 5.000% ..............................       61,200
                                                                              ------------
              HEALTHCARE - 1.64%
        950   Anthem, Inc., 6.000% ..........................................       73,796
      3,500   Baxter International, Inc., 7.000% ............................      175,350
                                                                              ------------
                                                                                   249,146
                                                                              ------------
              INDUSTRIALS - 1.50%
      1,650   Northrop Grumman Corp., 7.000% ................................      203,544
        225   Northrop Grumman Corp., 7.250% ................................       24,241
                                                                              ------------
                                                                                   227,785
                                                                              ------------
              INSURANCE - 0.48%
      3,000   Chubb Corporation, 7.000% .....................................       71,850
                                                                              ------------
              INSURANCE HOLDING COMPANIES - 0.31%
      1,650   Platinum Underwriters Holdings, Ltd., 7.000% ..................       46,778
                                                                              ------------
              MATERIALS - 0.18%
        525   Inco Limited, 5.500% ..........................................       26,597
                                                                              ------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FROLEY, REVY CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                 MARKET
   SHARES                                                                         VALUE
 ----------                                                                      -------
              MEDIA/BROADCASTING - 2.81%
      6,825   Goldman Sachs Group, Inc., 12.000% ............................ $    154,313
      7,000   Sinclair Broadcast Group, Inc., 6.000% ........................      272,223
                                                                              ------------
                                                                                   426,536
                                                                              ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $2,189,570) ......    2,220,662
                                                                              ------------
              COMMON STOCK - 4.50%
              CONSUMER DISCRETIONARY - 0.56%
      4,500   Amazon.com, Inc.* .............................................       85,005
                                                                              ------------
              CONSUMER STAPLES - 0.56%
     31,000   Leading Brands, Inc.* .........................................       85,839
                                                                              ------------
              HEALTH CARE - 1.24%
      6,900   MedImmune, Inc.* ..............................................      187,473
                                                                              ------------
              MEDIA - 1.87%
      9,200   AOL Time Warner, Inc.* ........................................      120,520
     10,000   The Walt Disney Co. ...........................................      163,100
                                                                              ------------
                                                                                   283,620
                                                                              ------------
              TECHNOLOGY - 0.15%
      2,000   Nassda Corp.* .................................................       22,440
                                                                              ------------
              TECHNOLOGY & COMPUTER - 0.12%
      1,665   Seagate Technology* ...........................................       17,865
                                                                              ------------
                  TOTAL COMMON STOCK (COST $660,090) ........................      682,242
                                                                              ------------
              WARRANTS - 0.15%
              TECHNOLOGY - 0.15%
     13,081   Micron Technology, Inc. 144A* .................................       22,892
                                                                              ------------
                  TOTAL WARRANTS (COST $224,993) ............................       22,892
                                                                              ------------
              SHORT TERM INVESTMENTS - 5.16%
    390,885   Blackrock Provident Institutional Tempfund, 1.27% .............      390,885
    390,885   PNC Bank Money Market Fiduciary, 0.70% ........................      390,885
                                                                              ------------
                  TOTAL SHORT TERM INVESTMENTS (COST $781,770) ..............      781,770
                                                                              ------------
                  TOTAL INVESTMENTS (COST $15,276,830**) - 100.51% ..........   15,240,685

                  LIABILITIES LESS OTHER ASSETS - (0.51%) ...................      (77,308)
                                                                              ------------
                  NET ASSETS - 100.00% ...................................... $ 15,163,377
                                                                              ============
---------------
     *  Non-income producing security.
  144A  Private placement  securities issued under Rule 144A are exempt from the registration requirements of the
        Securities Act of 1933.
    **  Cost for Federal income tax purposes is $15,276,830 and net unrealized depreciation consists of:
                  Gross unrealized appreciation ............................. $    638,568
                  Gross unrealized depreciation .............................     (674,713)
                                                                              ------------
                      Net unrealized depreciation ........................... $    (36,145)
                                                                              ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              FIRST            TOTAL       CONVERTIBLE
                                                                              MUTUAL          RETURN       SECURITIES
                                                                               FUND          BOND FUND        FUND
                                                                            -----------     -----------    -----------
ASSETS
   Investments in securities at market value (identified cost $25,450,124,
     $20,118,065 and $15,276,830 respectively) (Notes 1 and 5) ............ $24,024,362     $20,645,021    $15,240,685
   Receivables:
     Dividends and interest ...............................................      27,534         229,461         91,369
   Other assets ...........................................................       1,651           1,793            977
                                                                            -----------     -----------    -----------
     TOTAL ASSETS .........................................................  24,053,547      20,876,275     15,333,031
                                                                            -----------     -----------    -----------
LIABILITIES
   Payables:
     Investment securities purchased ......................................          --              --        135,209
     Beneficial interest shares redeemed ..................................      22,796              --             --
     Advisory fees ........................................................      16,383           1,709          4,349
   Accrued expenses and other liabilities .................................      97,400          36,472         30,096
                                                                            -----------     -----------    -----------
     TOTAL LIABILITIES ....................................................     136,579          38,181        169,654
                                                                            -----------     -----------    -----------
NET ASSETS
   (applicable to outstanding shares of 3,263,674, 2,030,496
     and 1,981,880, respectively; unlimited shares of
     $0.001 par value authorized) ......................................... $23,916,968     $20,838,094    $15,163,377
                                                                            ===========     ===========    ===========
   Net asset value, offering and redemption price per share ............... $      7.33     $     10.26    $      7.65*
                                                                            ===========     ===========    ===========
SOURCE OF NET ASSETS
   Paid-in capital ........................................................ $32,965,905     $20,292,597    $17,007,801
   Undistributed net investment income (loss) .............................    (112,024)        (12,081)           732
   Accumulated net realized gain (loss) on investments ....................  (7,511,151)         30,622     (1,809,011)
   Net unrealized appreciation (depreciation) of investments ..............  (1,425,762)        526,956        (36,145)
                                                                            -----------     -----------    -----------
     NET ASSETS ........................................................... $23,916,968     $20,838,094    $15,163,377
                                                                            ===========     ===========    ===========

-------------------------
*Offering price per Class A Share ($7.65 (DIVIDE) 0.96 = $7.97)

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          FIRST          TOTAL      CONVERTIBLE
                                                                          MUTUAL        RETURN      SECURITIES
                                                                           FUND        BOND FUND       FUND
                                                                        -----------   -----------   -----------
INVESTMENT INCOME
   Dividends .........................................................  $   138,735   $        --   $    85,189
   Interest ..........................................................        4,848       647,178       200,420
                                                                        -----------   -----------   -----------
     TOTAL INCOME ....................................................      143,583       647,178       285,609
                                                                        -----------   -----------   -----------
EXPENSES
   Advisory fees (Note 4) ............................................       98,712        50,416        47,613
   Transfer agent fees ...............................................       49,665        16,478        15,538
   Administrator expense .............................................       25,476        16,436        10,900
   Trustees' fees and expenses .......................................       19,461        12,851         8,592
   Bookkeeping and pricing ...........................................       17,809        17,690        17,172
   Legal expenses ....................................................       15,165         9,128         5,857
   Registration expense ..............................................       10,412         9,923         4,526
   Independent accountants ...........................................        7,482         4,350         4,974
   Reports to shareholders ...........................................        5,308         5,680         4,550
   Custodian fees ....................................................        3,564         3,255         6,672
   Insurance expense .................................................        2,044         2,070         2,025
   Distribution expense (Note 4) .....................................           --            --         8,868
   Other .............................................................          509           253           252
                                                                        -----------   -----------   -----------
TOTAL EXPENSES .......................................................      255,607       148,530       137,539
   Expenses waived and reimbursed (Note 4) ...........................         --         (36,494)      (23,268)
                                                                        -----------   -----------   -----------
   NET EXPENSES ......................................................      255,607       112,036       114,271
                                                                        -----------   -----------   -----------
   NET INVESTMENT INCOME (LOSS) ......................................     (112,024)      535,142       171,338
                                                                        -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) from security transactions ...............   (1,589,479)       39,143      (908,966)
   Net change in unrealized appreciation (depreciation) of investments   (3,793,394)      471,890       215,328
                                                                        -----------   -----------   -----------
   Net realized and unrealized gain (loss) on investments ............   (5,382,873)      511,033      (693,638)
                                                                        -----------   -----------   -----------
   Net increase (decrease) in net assets resulting from operations ...  $(5,494,897)  $ 1,046,175   $  (522,300)
                                                                        ===========   ===========   ===========

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
                                                             --------------------------------------------------
                                                                    FIRST          TOTAL       CONVERTIBLE
                                                                    MUTUAL        RETURN       SECURITIES
                                                                    FUND         BOND FUND        FUND
                                                                ------------   ------------   ------------
OPERATIONS
   Net investment income (loss) ..............................  $   (112,024)  $    535,142   $    171,338
   Net realized gain (loss) on investments ...................    (1,589,479)        39,143       (908,966)
   Net change in unrealized appreciation (depreciation)
     of investments ..........................................    (3,793,394)       471,890        215,328
                                                                ------------   ------------   ------------
   Net increase (decrease) in net assets resulting
     from operations .........................................    (5,494,897)     1,046,175       (522,300)
                                                                ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ..................            --       (560,985)      (311,188)
   Distributions from realized short-term gains on investments            --        (35,231)            --
                                                                ------------   ------------   ------------
     Total distributions .....................................            --       (596,216)      (311,188)
                                                                ------------   ------------   ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ..................................       411,331        277,696        190,447
   Receipt from shares issued on reinvestment of distributions            --        539,223        297,135
   Shares redeemed ...........................................    (2,510,411)    (3,485,280)    (1,327,643)
                                                                ------------   ------------   ------------
   Net decrease in net assets resulting from
     beneficial transactions (a) .............................    (2,099,080)    (2,668,361)      (840,061)
                                                                ------------   ------------   ------------
     Total decrease in net assets ............................    (7,593,977)    (2,218,402)    (1,673,549)

NET ASSETS
   Beginning of period .......................................    31,510,945     23,056,496     16,836,926
                                                                ------------   ------------   ------------
   End of period .............................................  $ 23,916,968   $ 20,838,094   $ 15,163,377
                                                                ============   ============   ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold ...........................................        53,057         27,241         25,868
       Shares issued on reinvestment of distributions ........            --         52,893         38,689
       Shares redeemed .......................................      (327,591)      (342,098)      (178,055)
                                                                ------------   ------------   ------------
       Net decrease ..........................................      (274,534)      (261,964)      (113,498)
       Beginning balance .....................................     3,538,208      2,292,460      2,095,378
                                                                ------------   ------------   ------------
       Ending balance ........................................     3,263,674      2,030,496      1,981,880
                                                                ============   ============   ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR YEAR ENDED JUNE 30, 2002
                                                            ------------------------------------------
                                                                FIRST          TOTAL       CONVERTIBLE
                                                                MUTUAL        RETURN       SECURITIES
                                                                FUND         BOND FUND        FUND
                                                            ------------   ------------   ------------
OPERATIONS
   Net investment income (loss) ..........................  $   (252,015)  $  1,308,990   $    411,894
   Net realized gain (loss) on investments ...............    (5,752,513)       153,011       (870,376)
   Net change in unrealized appreciation
     (depreciation) of investments .......................    (3,057,995)        36,086       (738,650)
                                                            ------------   ------------   ------------
   Net increase (decrease) in net assets
     resulting from operations ...........................    (9,062,523)     1,498,087     (1,197,132)
                                                            ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ..............          --       (1,315,660)      (423,249)
   Distributions from realized short-term
     gains on investments ................................          --          (81,995)          --
   Distributions from realized long-term
     gains on investments ................................      (937,011)      (142,548)       (62,519)
                                                            ------------   ------------   ------------
     Total distributions .................................      (937,011)    (1,540,203)      (485,768)
                                                            ------------   ------------   ------------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ..............................    11,691,371      2,571,992      6,013,583
   Receipt from shares issued on reinvestment
     of distributions ....................................       890,558      1,335,509        461,938
   Shares redeemed .......................................   (17,608,211)    (8,702,020)    (2,685,824)
                                                            ------------   ------------   ------------
   Net increase (decrease) in net assets resulting
     from beneficial transactions (a) ....................    (5,026,282)    (4,794,519)     3,789,697
                                                            ------------   ------------   ------------
     Total increase (decrease) in net assets .............   (15,025,816)    (4,836,635)     2,106,797

NET ASSETS
   Beginning of year .....................................    46,536,761     27,893,131     14,730,129
                                                            ------------   ------------   ------------
   End of year ...........................................  $ 31,510,945   $ 23,056,496   $ 16,836,926
                                                            ============   ============   ============
   (a) Transactions in shares of beneficial interest were:
       Shares sold .......................................     1,172,849        253,284        723,067
       Shares issued on reinvestment of distributions ....        90,688        131,573         55,790
       Shares redeemed ...................................    (1,764,405)      (847,125)      (324,330)
                                                            ------------   ------------   ------------
       Net increase (decrease) ...........................      (500,868)      (462,268)       454,527
       Beginning balance .................................     4,039,076      2,754,728      1,640,851
                                                            ------------   ------------   ------------
       Ending balance ....................................     3,538,208      2,292,460      2,095,378
                                                            ============   ============   ============

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                  SIX MONTHS                         FIRST MUTUAL FUND
                                                     ENDED       --------------------------------------------------------
                                                 DECEMBER 31,                      YEARS ENDED JUNE 30,
                                                     2002        --------------------------------------------------------
                                                  (UNAUDITED)     2002         2001        2000         1999        1998
                                                 ------------    -------     -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .............  $  8.91      $ 11.52     $ 20.05     $ 16.54      $ 12.47     $ 12.35
                                                    -------      -------     -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net investment loss ...........................    (0.03)       (0.07)      (0.14)      (0.22)       (0.14)      (0.07)
   Net gain (loss) on securities
     (both realized and unrealized) ..............    (1.55)       (2.29)      (6.04)       4.58         5.35        2.72
                                                    -------      -------     -------     -------      -------     -------
   Total from investment operations ..............    (1.58)       (2.36)      (6.18)       4.36         5.21        2.65
                                                    -------      -------     -------     -------      -------     -------
   LESS DISTRIBUTIONS
   ------------------
   Distributions from capital gains ..............       --        (0.25)      (2.35)      (0.85)       (1.14)      (2.53)
                                                    -------      -------     -------     -------      -------     -------
   Total distributions ...........................       --        (0.25)      (2.35)      (0.85)       (1.14)      (2.53)
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD ...................  $  7.33      $  8.91     $ 11.52     $ 20.05      $ 16.54     $ 12.47
                                                    =======      =======     =======     =======      =======     =======
TOTAL RETURN .....................................  (17.73%)#    (20.71%)    (31.76%)     26.50%       43.53%      25.40%
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ..........  $23,917      $31,511     $46,537     $71,297      $54,769     $39,211
   Ratios of expenses to average net assets ......    1.94%*       1.67%       1.52%       1.59%        1.64%       1.66%
   Ratios of net investment loss to
     average net assets ..........................   (0.85%)*     (0.67%)     (0.98%)     (1.23%)      (1.02%)     (0.56%)
   Portfolio turnover rate .......................      40%#         76%         51%         36%          56%         81%

---------------------------------
* Annualized.
# Not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                  SIX MONTHS                     TOTAL RETURN BOND FUND
                                                     ENDED       --------------------------------------------------------
                                                 DECEMBER 31,                      YEARS ENDED JUNE 30,
                                                     2002        --------------------------------------------------------
                                                  (UNAUDITED)     2002         2001        2000         1999        1998
                                                 ------------    -------     -------     -------      -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .............. $ 10.06      $ 10.13     $  9.71     $  9.96      $ 10.25     $ 10.08
                                                    -------      -------     -------     -------      -------     -------
   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net investment income ..........................    0.27         0.56        0.52        0.52         0.47        0.52
   Net gain (loss) on securities
     (both realized and unrealized) ...............    0.22         0.01        0.43       (0.20)       (0.18)       0.25
                                                    -------      -------     -------     -------      -------     -------
   Total from investment operations ...............    0.49         0.57        0.95        0.32         0.29        0.77
                                                    -------      -------     -------     -------      -------     -------
   LESS DISTRIBUTIONS
   ------------------
   Dividends from net investment income ...........   (0.27)       (0.55)      (0.53)      (0.52)       (0.47)      (0.53)
   Distributions from capital gains ...............   (0.02)       (0.09)         --       (0.05)       (0.11)      (0.07)
                                                    -------      -------     -------     -------      -------     -------
   Total distributions ............................   (0.29)       (0.64)      (0.53)      (0.57)       (0.58)      (0.60)
                                                    -------      -------     -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD .................... $ 10.26      $ 10.06     $ 10.13     $  9.71      $  9.96     $ 10.25
                                                    =======      =======     =======     =======      =======     =======
TOTAL RETURN ......................................   4.87%#       5.78%       9.94%       3.31%        2.80%       7.84%
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ........... $20,838      $23,056     $27,893     $19,332      $16,926     $11,976
   Ratios of expenses to average net
     assets before reimbursement of
     expenses by Advisor ..........................    1.33%*       1.25%       1.10%       1.38%        1.46%       1.68%
     after reimbursement of
     expenses by Advisor ..........................    1.00%*       1.00%       0.99%       0.98%        1.20%       1.20%
   Ratios of net investment income to average
     net assets before reimbursement of
     expenses by Advisor ..........................    4.45%*       4.92%       5.23%       4.89%        4.55%       4.86%
     after reimbursement of
     expenses by Advisor ..........................    4.78%*       5.17%       5.34%       5.29%        4.81%       5.34%
   Portfolio turnover rate ........................    1.17%#         26%         57%         16%          57%         83%

--------------------------
* Annualized.
# Not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a Class A Share of beneficial interest outstanding throughout each period presented.

                                                            CONVERTIBLE SECURITIES FUND
                                               ---------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED              YEAR           PERIOD
                                               DECEMBER 31, 2002        ENDED           ENDED
                                                  (UNAUDITED)       JUNE 30, 2002  JUNE 30, 2001 1
                                               -----------------    -------------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD ..............  $ 8.04            $ 8.98         $ 10.00
                                                    -------            ------         -------
   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net investment income ..........................    0.09              0.21            0.21
   Net loss on securities (both
      realized and unrealized) ....................   (0.32)            (0.88)          (0.80)
                                                    -------            ------         -------
   Total from investment operations ...............   (0.23)            (0.67)          (0.59)
                                                    -------            ------         -------
   LESS DISTRIBUTIONS
   ------------------
   Dividends from net investment income ...........   (0.16)            (0.24)          (0.13)
   Distributions from capital gains ...............      --             (0.03)          (0.30)
                                                    -------            ------         -------
   Total distributions ............................   (0.16)            (0.27)          (0.43)
                                                    -------            ------         -------
NET ASSET VALUE, END OF PERIOD .................... $  7.65            $ 8.04         $  8.98
                                                    =======            ======         =======
TOTAL RETURN (does not reflect sales load) ........  (6.81%)#          (7.53%)         (5.88%)+
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ........... $15,163           $16,837         $14,730
   Ratios of expenses to average net assets
     before reimbursement of expenses by Advisor ..   1.81%*            1.78%           1.95%*
     after reimbursement of expenses by Advisor ...   1.50%*            1.50%           1.50%*
   Ratios of net investment income to
     average net asset before reimbursement
     of expenses by Advisor .......................   1.94%*            2.44%           2.30%*
     after reimbursement of expenses by Advisor ...   2.25%*            2.72%           2.75%*
   Portfolio turnover rate ........................     45%#             101%            159%+

---------------------
1 The Convertible Securities Fund commenced operations on August 28, 2000.
* Annualized.
+ Since inception, not annualized.
# Not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2002
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. The Trust operates as a series company and presently offers three series: Trainer Wortham First Mutual Fund ("First Mutual Fund"), Trainer Wortham Total Return Bond Fund ("Total
Return Bond Fund") and Froley, Revy Convertible Securities Fund ("Convertible Securities Fund") (collectively referred to as the "Funds"). First Mutual Fund and Total Return Bond Fund offer one class of shares. The Convertible Securities Fund offers two classes of shares. Class A Shares commenced operation on August 28, 2000, and Class B Shares has not commenced operation as of December 31, 2002. Each class of shares is sold pursuant to different sales arrangements and bears different expenses.

The First Mutual Fund seeks capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest.

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk-adjusted returns.

The Convertible Securities Fund seeks to provide total return through the combination of current income and long-term capital appreciation. The Fund invests primarily in convertible securities of companies that the Advisor believes have above average growth rates and sound financial characteristics.

Due to the inherent risk in any investment program, the Funds cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Equity securities which are traded on a national securities exchange are valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligation of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2002
--------------------------------------------------------------------------------

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Funds' net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share for the First Mutual Fund and the Total Return Bond Fund. For the Convertible Securities Fund, the methodology and procedures for determining net asset value are identical for each Class, but due to the specific distribution expenses and other costs allocable to each Class, the net asset value of each Class will vary. Class A shares are purchased at the offering price per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with U.S. generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of dividends and distributions paid during the six months ended December 31, 2002 and the year ended June 30, 2002 were as follows:

                                          FIRST MUTUAL FUND
                                SIX MONTHS ENDED          YEAR ENDED
                                DECEMBER 31, 2002        JUNE 30, 2002
                                -----------------        -------------
Distributions paid from:
   Long-term capital gain ........     $    --              $  937,011
                                       -------              ----------
Total Distribution ...............     $    --              $  937,011
                                       =======              ==========

                                         TOTAL RETURN BOND FUND
                                SIX MONTHS ENDED          YEAR ENDED
                                DECEMBER 31, 2002        JUNE 30, 2002
                                -----------------        -------------
Distributions paid from:
   Ordinary income ...............    $560,985              $1,315,660
   Short-term capital gain .......      35,231                  81,995
   Long-term capital gain ........          --                 142,548
                                      --------              ----------
Total Distribution ...............    $596,216              $1,540,203
                                      ========              ==========

                                       CONVERTIBLE SECURITIES FUND
                                SIX MONTHS ENDED          YEAR ENDED
                                DECEMBER 31, 2002        JUNE 30, 2002
                                -----------------        -------------
Distributions paid from:
   Ordinary income ...............    $311,188              $  423,249
   Long-term capital gain ........          --                  62,519
                                      --------              ----------
Total Distribution ...............    $311,188              $  485,768
                                      ========              ==========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2002
--------------------------------------------------------------------------------

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                           FIRST        TOTAL      CONVERTIBLE
                                           MUTUAL       RETURN     SECURITIES
                                            FUND       BOND FUND      FUND
                                        -----------   -----------  -----------
Undistributed ordinary income ........  $      --       $13,762     $ 140,582
Undistributed short-term gain (loss) .   (1,553,039)       --            --
Undistributed long-term gain (loss) ..   (3,083,712)     26,710      (230,229)
Unrealized appreciation (depreciation)    2,367,632      55,066      (251,473)
                                        -----------     -------     ---------
   Distributable earnings ............  $(2,269,119)    $95,538     $(341,120)
                                        ===========     =======     =========

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, for the six months ended December 31, 2002 are as follows:

FUND                                     PURCHASES            SALES
----                                     ---------            -----
First Mutual .......................... $10,095,807        $12,139,685
Total Return Bond .....................     253,750          3,195,707
Convertible Securities ................   6,513,018          6,928,363

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Trainer Wortham & Co., Inc. ("Trainer Wortham") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for two of the Trust's series pursuant to two separate investment advisory agreements (each an "Agreement"). Under the terms of each Agreement with respect to the First Mutual Fund and the Total Return Bond Fund, Trainer Wortham receives an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the average daily net assets of the Fund. During the six months ended December 31, 2002, the Trust paid advisory fees on behalf of the Funds as follows:

FUND
----
First Mutual ..........................................   $98,712
Total Return Bond .....................................    50,416

Trainer Wortham has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the current fiscal year.

Froley, Revy Investment Company, Inc. ("Froley, Revy") (a wholly-owned subsidiary of First Republic Bank) is the investment advisor for the Convertible Securities Fund. Froley, Revy receives an annual fee accrued daily and paid monthly of 0.625% of the average daily net assets of the Convertible Securities Fund. For the six months ended December 31, 2002, the Trust paid Froley, Revy advisory fees of $47,613. Froley, Revy has agreed to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Class A Shares and the Class B Shares of the Fund to 1.50% and 2.00%, respectively, of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2002
--------------------------------------------------------------------------------

For the six months ended December 31, 2002, Trainer Wortham and Froley, Revy waived and reimbursed expenses as follows:

FUND
----
Total Return Bond ........................................   $36,494
Convertible Securities ...................................   $23,268

The Operating Expense Agreement for each Fund provides that any fees waived and/or operating expenses reimbursed by Trainer Wortham and Froley, Revy during a fiscal year of the Fund may be recouped by an advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2002 the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $157,690 of which $69,117 can be recouped through June 30, 2003, $26,390 can be recouped through June 30, 2004, and $62,183 can be recouped through June 30, 2005. As of June 30, 2002 the Convertible Securities Fund had unrecouped fee waivers and/or expense reimbursements of $83,033 of which $40,797 can be recouped through June 30, 2004 and $42,236 can be recouped through June 30, 2005.

In  addition,   Froley,   Revy  has  retained   Trainer   Wortham  to  serve  as
sub-investment advisor to the Convertible Securities Fund. As sub-advisor, Trainer Wortham utilizes an investment committee to provide research and analysis services to Froley, Revy with respect to the Fund's investments. The sub-investment advisory fees of Trainer Wortham are paid directly by Froley, Revy and are not paid by the Convertible Securities Fund.

The Trust has adopted Distribution Service Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each class of shares offered by the First Mutual and Convertible Securities Funds in order to pay certain expenses associated with the distribution of its shares. Each Plan permits the Fund to pay or reimburse, as applicable, PFPC Distributors, Inc., (the "Distributor"), the Trust's sole underwriter and distributor, for distribution and shareholder servicing expenses incurred by the Distributor. Pursuant to the Plan for the First Mutual Fund and the Convertible Securities Class A Shares, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's assets may be paid. Pursuant to the Plan for the Convertible Securities Fund Class B Shares, a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund's/Class's net assets may be paid. For the six months ended December 31, 2002, First Mutual Fund and the Convertible Securities Fund Class A paid 12b-1 fees of $0 and $8,868, respectively. Convertible Securities Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. Class B Shares of the Convertible Securities Fund have not yet been offered.

Certain officers and trustees of the Trust are affiliated persons of Trainer Wortham and Froley, Revy.

NOTE 5 - RESTRICTED SECURITIES

The Total Return Bond Fund owns certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 2002, the Fund owned the following securities which may not be sold without registration under the Securities Act of 1933:

TOTAL RETURN BOND FUND

                           ACQUISITION             UNIT    MARKET           AMORTIZED
          SECURITY            DATE        PAR      PRICE    VALUE   % TNA     COST
          --------         -----------    ---      -----   ------   -----   ---------
Comp De Desarollo Aeropu
   10.190%, 05/31/11 .....  07/16/97    $431,250   82.25  $354,703  1.70%   $467,611

                              TRAINER WORTHAM FUNDS
                           1230 Avenue of the Americas
                               New York, NY 10020

OFFICERS

David P. Como
CHIEF INVESTMENT OFFICER

Joanne Pietrini-Smith
PRESIDENT

John D. Knox
VICE PRESIDENT

Andrea Revy O'Connell
VICE PRESIDENT

Christopher Brancazio
VICE PRESIDENT; COMPLIANCE OFFICER

James G. Shaw
TREASURER

Lisa King
SECRETARY

INVESTMENT ADVISORS
Trainer Wortham & Co., Inc.
1230 Avenue of the Americas
New York, NY 10020

Froley, Revy Investment Company, Inc.
10900 Wilshire Boulevard, Suite 900
Los Angeles, CA 90024

AUDITORS
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732

CUSTODIAN
PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153

FUND ADMINISTRATION
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD,
KING OF PRUSSIA, PA 19406 -- DFU 3/03

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:
Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

                              ---------------------
                              TRAINER WORTHAM FUNDS
                              ---------------------

                                   866.TWFUNDS
                                  866.893.8637

                  THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED
                                BY A PROSPECTUS.

              1230 Avenue of the Americas, New York, New York 10020
                   www.trainerwortham.com o www.froleyrevy.com